UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:  9/30/14

Item 1.  Reports to Stockholders.

Spectrum Low Volatility Fund

Annual Report
September 30, 2014

Investor Information: 1-866-862-9686

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Spectrum Low Volatility Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ceros Financial Services, Inc.
Member FINRA

Spectrum Low Volatility Fund Letter to Shareholders

Dear Shareholders,

This first Annual Report for the Spectrum Low Volatility Fund (SVARX) covers the period from inception on December 16, 2013 to the fiscal year end on September 30, 2014.

The fund is using a flexible and active investment approach to seek total return from both capital appreciation and income from interest payments. Managing downside volatility and risk by investing in a diversified portfolio of primarily income-producing securities is its main objective. The use of leverage may be used as opportunities present themselves when the cost of funds is considerably lower than the investment opportunity. An active tactical strategy is used for various asset classes of income-producing securities, and the portfolio may change significantly throughout the year with the intent of keeping risk low while providing steady returns.

Performance in fixed income securities overall was mixed with ten-year government bonds starting the period at a little over 2 1/2% and ending the period right where they started. Municipal bonds, after a shaky start, rallied strongly throughout the year. High yield bonds started the period with a yield of about 6.0% and ended the period at approximately 6.2%, but were quite volatile. The yield spread between hi-yield and government bonds began this period at about 3.2% and then fell to a low of 2.7% before moving back to a spread of 3.7% at the close of the period. This 2.7% spread marked a low point in high yield bonds during this period, indicating that a correction was likely.

We believe that the small fund size, broad selection of investment options, and favorable terms for leverage when applied, make this fund a potentially very attractive opportunity for investors who want steady low volatility returns in an unpredictable market environment.

Sincerely,

Spectrum Financial Services, Inc.

1

Spectrum Low Volatility Fund

Portfolio Review (Unaudited)

September 30, 2014

The Fund’s performance figures* for the period ended September 30, 2014, as compared to its benchmark:

Since Inception **
Spectrum Low Volatility Fund - Investor Class	1.93%
S&P 500 Total Return Index ***	12.18%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Spectrum Low Volatility Fund’s Investor Class shares are subject to an estimated gross annual operating expense ratio of 2.95%, as per the January 10, 2014 Investor Class prospectus. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is December 16, 2013

***	The S&P 500 Total Return is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Since Inception through September 30, 2014

Portfolio Composition as of September 30, 2014

Holdings by type of Investment:	% of Net Assets
Debt Funds	29.0%
Money Market Fund	35.0%
Other Assets Less Liabilities	36.0%
100.0%

Please refer to the Portfolio of Investments and the Shareholder Letter in this annual report for a detailed analysis of the Fund’s holdings.

2

Spectrum Low Volatility Fund

Portfolio of Investments

September 30, 2014

Shares		Value
	MUTUAL FUNDS - 29.0%
	DEBT FUNDS - 29.0%
269,542	DoubleLine Total Return Bond Fund	$2,989,218
145,719	Semper MBS Total Return Fund	1,594,172
	TOTAL MUTUAL FUNDS (Cost - $4,600,000)	4,583,390

	SHORT-TERM INVESTMENT - 35.0%
	MONEY MARKET FUND - 35.0%
5,533,352	Fidelity Institutional Money Market Funds - 0.04% (a)
	(Cost - $5,533,352)	5,533,352

	TOTAL INVESTMENTS - 64.0% (Cost - $10,133,352) (b)	$10,116,742
	OTHER ASSETS LESS LIABILITIES - 36.0%	5,689,422
	NET ASSETS - 100.0%	$15,806,164

(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,133,352 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(16,610)
Net Unrealized Depreciation:	$(16,610)

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at 9/30/14	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
40,000	SPDR Barclays High Yield Bond ETF	1,606,972	1-Mth USD_LIBOR plus 30 bp	1/20/2015	CS	228
762,527	Natixis Loomis Sayles High Income Fund	3,500,000	3-Mth USD_LIBOR plus 100 bp	8/14/2017	Barclays	(72,103)
147,842	Nuveen High Yield Muni Bond Fund	2,500,000	3-Mth USD_LIBOR plus 100 bp	10/26/2015	CS	12,850
103,428	Nuveen High Yield Muni Bond Fund	1,750,000	3-Mth USD_LIBOR plus 100 bp	5/21/2017	Barclays	15,991
Total		$9,356,972				(43,034)

CREDIT DEFAULT SWAP
Number of Shares	Reference Entity	Notional Amount at 9/30/14	Interest Rate Payable (1)	Termination Date	Counterparty	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
1,600	CDX HY 22 CDSI	$1,600,000	500 bps	6/20/2019	CS	95,674	2,154
Total	(Sell Protection)	$1,600,000					2,154

CS	Credit Suisse Capital, LLC.

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

3

Spectrum Low Volatility Fund

Statement of Assets and Liabilities

September 30, 2014

ASSETS
Investment securities:
At cost	$10,133,352
At value	10,116,742
Segregated cash- Collateral for swaps	5,580,000
Unrealized appreciation on swaps	31,223
Swap premium paid	95,674
Deposit for swaps	126,771
Dividends and interest receivable	32,222
Prepaid expenses	7,020
TOTAL ASSETS	15,989,652

LIABILITIES
Unrealized depreciation on swaps	72,103
Payable for swap closed	72,317
Shareholder service fees payable	2,211
Investment advisory fees payable	31,697
Accrued expenses and other liabilities	5,160
TOTAL LIABILITIES	183,488
NET ASSETS	$15,806,164

NET ASSET VALUE
Investor Class ($15,806,164/792,685 shares of beneficial interest outstanding)	$19.94

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$15,784,238
Accumulated net investment income	40,880
Accumulated net realized gain from security transactions, swaps, and future transactions	38,536
Net unrealized depreciation:
Investments	(16,610)
Swaps	(40,880)
NET ASSETS	$15,806,164

See accompanying notes to financial statements.

4

Spectrum Low Volatility Fund

Statement of Operations

For the Period Ended September 30, 2014 *

INVESTMENT INCOME
Dividends	$510,027
Interest	1,506
TOTAL INVESTMENT INCOME	511,533

EXPENSES
Investment advisory fees	328,151
Shareholder service fees	22,894
Administration fees	53,420
TOTAL EXPENSES	404,465

NET INVESTMENT INCOME	107,068

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	68,682
Swaps	314,216
Futures Contracts	(4,140)
378,758
Net change in unrealized depreciation on:
Investments	(16,610)
Swaps	(40,880)
TOTAL NET CHANGE IN UNREALIZED DEPRECIATION	(57,490)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	321,268

NET INCREASE IN NET ASSETS FROM OPERATIONS	$428,336

*	The Fund commenced operations on December 16, 2013.

See accompanying notes to financial statements.

5

Spectrum Low Volatility Fund

Statement of Changes in Net Assets

For the Period Ended September 30, 2014 *

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$107,068
Net realized gain from security transactions, swaps, and futures contracts	378,758
Net change in unrealized depreciation of investments and swaps	(57,490)
Net increase in net assets resulting from operations	428,336

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class ($0.45)	(413,770)
Net decrease in net assets from distributions to shareholders	(413,770)

FROM SHARES OF BENEFICIAL INTEREST
Investor Class
Proceeds from shares sold	29,410,838
Net asset value of shares issued in reinvestment of distributions	408,805
Payments for shares redeemed	(14,028,045)
Net increase in net assets from shares of beneficial interest	15,791,598

TOTAL INCREASE IN NET ASSETS	15,806,164

NET ASSETS
Beginning of Period	—
End of Period +	$15,806,164

+ Includes accumulated net investment loss of:	$40,880

SHARE ACTIVITY
Investor Class
Shares Sold	1,464,679
Shares Reinvested	20,282
Shares Redeemed	(692,276)
Net increase in shares of beneficial interest outstanding	792,685

*	The Fund commenced operations on December 16, 2013.

See accompanying notes to financial statements.

6

Spectrum Low Volatility Fund

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

For the Period
Ended
September 30, 2014 *

Net asset value, beginning of period	$20.00

Activity from investment operations:
Net investment income (1)	0.11
Net realized and unrealized gain on investments, swaps and futures contracts	0.28
Total from investment operations	0.39
Less distributions from:
Net investment income	(0.45)
Total distributions	(0.45)

Net asset value, end of period	$19.94

Total return (2,3)	1.93%

Net assets, end of period (000s)	$15,806

Ratio of expenses to average net assets (4,5)	2.65%

Ratio of net investment income to average net assets (4,5,6)	0.70%

Portfolio Turnover Rate (3)	455%

*	The Fund commenced operations on December 16, 2013.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assume reinvestment of all dividends and distributions if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

7

Spectrum Low Volatility Fund

Notes to Financial Statements

September 30, 2014

1.	ORGANIZATION

The Spectrum Low Volatility Fund (the “Fund”) is a diversified series of Advisor Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is total return with lower downside volatility and risk compared to major stock market indices. The Fund currently offers one class of shares, Investor Class shares, which is offered at net asset value. The Fund commenced operations on December 16, 2013.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures

8

Spectrum Low Volatility Fund

Notes to Financial Statements (Continued)

September 30, 2014

contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with

9

Spectrum Low Volatility Fund

Notes to Financial Statements (Continued)

September 30, 2014

investing in those securities. The following table summarizes the inputs used as of September 30, 2014 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,583,390	$—	$—	$4,583,390
Short-term Investment	5,533,352	—	—	5,533,352
Total	$10,116,742	$—	$—	$10,116,742
Derivatives:
Swaps	$—	$31,233	$—	$31,233

Liabilities
Derivatives:
Swaps	$—	$72,317	$—	$72,317

*	Refer to the Portfolio of Investments for sector classifications.

The Fund did not hold any Level 3 securities during the current period.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year 2013. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

10

Spectrum Low Volatility Fund

Notes to Financial Statements (Continued)

September 30, 2014

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and derivatives amounted to $60,452,731 and $55,918,972, respectively.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities that may be designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses which reduce their value.

Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the adviser or sub-adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

11

Spectrum Low Volatility Fund

Notes to Financial Statements (Continued)

September 30, 2014

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Fund collateralizes swap agreements with cash and certain securities as indicated on the Portfolio of Investments and Statements of Assets and Liabilities of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund uses derivative instruments as part of the principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of September 30, 2014, the Fund was invested in swap contracts.

12

Spectrum Low Volatility Fund

Notes to Financial Statements (Continued)

September 30, 2014

At September 30, 2014, the fair value of derivatives instruments was as follows:

	Asset Derivatives	Liability Derivatives
	Interest Rate	Interest Rate
	Risk	Risk
	Appreciation	Depreciation	Total
Swaps[1]	$31,223	$(72,103)	$(40,880)
Total	31,223	(72,103)	(40,880)

1.	Statement of Assets and Liabilities location: Unrealized appreciation (depreciation) on swaps

Transactions in derivative instruments during the period ended September 30, 2014, were as follows:

	Equity Risk	Commodity Risk	Interest Rate Risk	Total
Realized gain (loss)[2]
Swaps	$71,949	$12,976	$229,291	$314,216
Futures	10,860	—	(15,000)	(4,140)
Total realized gain (loss)	$82,809	$12,976	$214,291	$310,076
Change in unrealized appreciation (depreciation)[3]
Swaps	$—	$—	$(40,880)	$(40,880)
(depreciation)	$—	$—	$(40,880)	$(40,880)

2.	Statement of Operations location: Net realized gain (loss) from swaps and future contracts.

3.	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swaps.

The derivative instruments outstanding as of September 30, 2014 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the futures volume of derivative activity for the Funds.

4.	OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The Fund’s policy is to recognize a net asset or liability equal to the unrealized swaps contracts. During the period ended September 30, 2014, the Fund is subject to a master netting arrangement for the swaps. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2014.

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Asset Net Amount
Swaps Contracts	$31,223	$—	$31,223	$—	$—	$—
Total	$31,223	$—	$31,223	$—	$—	$—

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Liability Net Amount
Swaps Contracts	$72,103	$—	$72,103	$31,223	$40,880	$—
Total	$72,103	$—	$72,103	$31,223	$40,880	$—

13

Spectrum Low Volatility Fund

Notes to Financial Statements (Continued)

September 30, 2014

5.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Advisors Preferred, LLC (“Adviser”), serves as investment adviser to the Fund. The Adviser has engaged Spectrum Financial, Inc. (the “Sub-Adviser”) to serve as the sub-adviser to the Fund. The Adviser has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser computed and accrued daily and paid monthly at an annual rate of 2.15% of the Fund’s average daily net assets. Pursuant to the advisory agreement, the Adviser pays all operating expenses of the Fund, with the exception of shareholder servicing fees, 12b-1 fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest dividend on securities sold short, if any), taxes and extraordinary expenses. The Adviser, not the Fund, pays the Sub-Adviser.

Pursuant to the terms of an administrative servicing agreement with GFS, Gemini receives a monthly fee for all operating expenses of the Fund, which is calculated on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees. These expenses are the responsibility of the Adviser. The approved entities may be affiliates of GFS. GFS provides a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. These expenses are the responsibility of the Adviser.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. These expenses are the responsibility of the Adviser.

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”). The Servicing Plan provide that a monthly distribution and service fee is calculated by the Fund at an annual rate of up to 0.25% (currently set at 0.15%), of its average daily net assets attributable to the Investor Class and is paid to Ceros Financial Services (the “Distributor”) to provide compensation for ongoing shareholder servicing related activities or services and/or maintenance of the Investor Class accounts, not otherwise required to be provided by the Adviser. The Servicing Plan is a compensation plan, which means that compensation is provided regardless of expenses incurred. During the period ended September 30, 2014, for shareholder service expense, the Investor Class paid $22,894, which was paid out to brokers and dealers. The Distributor is an affiliate of the Adviser.

During the period ended September 30, 2014, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Adviser, executed trades on behalf the Fund and received $2,468 in trade commissions.

Each Trustee who is not an “interested person” of the Trust or Adviser is compensated at a rate of $10,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.

None of the executive officers receive compensation from the Trust.

14

Spectrum Low Volatility Fund

Notes to Financial Statements (Continued)

September 30, 2014

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended September 30, 2014 was as follows:

Fiscal Year Ended
September 30, 2014
Ordinary Income	$413,770
Long-Term Capital Gain	—
Return of Capital	—
$413,770

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Unrealized	Total
Ordinary	Appreciation/	Accumulated
Income	(Depreciation)	Earnings/(Deficits)
$38,536	$(16,610)	$21,926

The difference between book basis and tax basis accumulated net investment loss and unrealized depreciation from security transactions is primarily attributable to mark-to-market on swap contracts.

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions and swap gains (losses), and adjustments for non-deductible expenses, resulted in reclassification for the period ended September 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(7,360)	$347,582	$(340,222)

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Fidelity Institutional Money Market (“Fidelity”). The Fund may redeem its investment from Fidelity at any time if the Adviser or Sub-Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Fidelity. The financial statements of Fidelity, including the portfolio of investments, can be found at www.Fidelity.com, or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2014 the percentage of the Fund’s net assets invested in Fidelity was 35%.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Spectrum Low Volatility Fund and
Board of Trustees of Advisors Preferred Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Spectrum Low Volatility Fund (the “Fund”), a series of Advisors Preferred Trust, as of September 30, 2014, and the related statements of operations, changes in net assets, and the financial highlights for the period December 16, 2013 (commencement of operations) through September 30, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spectrum Low Volatility Fund as of September 30, 2014, the results of its operations, changes in net assets and financial highlights for the period December 16, 2013 (commencement of operations) through September 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
November 26, 2014

16

Spectrum Low Volatility Fund

Expense Example (Unaudited)

September 30, 2014

As a shareholder of Spectrum Low Volatility Fund (the “Fund”), you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized	Beginning	Ending	Expenses Paid During
Actual	Expense	Account	Account	Period *
Expenses	Ratio	4/1/2014	9/30/2014	4/1/14-9/30/14
Spectrum Low Volatility Fund	2.65%	$1,000.00	$1,007.40	$13.34

Table 2
	Annualized	Beginning	Ending	Expenses Paid During
Hypothetical	Expense	Account	Account	Period *
(5% return before expenses)	Ratio	4/1/2014	9/30/2014	4/1/14-9/30/14
Spectrum Low Volatility Fund	2.65%	$1,000.00	$1,011.78	$13.36

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the numbers of days in the fiscal year (365).

17

Spectrum Low Volatility Fund

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2014

Independent Trustees

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address [1] and Year of Birth	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee During Last 5 Years
Charles R. Ranson Born: 1947	Trustee	Indefinite, November 2012 to present	President, Charles R. Ranson Consulting, LLC (strategic analysis and planning, risk assessment and capital formation for entrepreneurial ventures), 2003 – present.	8	None
Felix Rivera Born: 1963	Trustee	Indefinite, November 2012 to present	Managing Partner, Independent Channel Advisors, LLC (investment advisory consultancy), Jan. 2011 - present; Chief Operating Officer, Biondo Investment Advisors, LLC, Apr. 2004 - Dec. 2010.	8	None
Janet P. Ailstock Born: 1948	Trustee	Indefinite, November 2012 to present	Attorney, J. Parker Ailstock, P.A., 1998 – present.	8	None

[1]	Unless otherwise specified, the mailing address of each Trustee is c/o Advisors Preferred Trust, 80 Arkay Dr., Hauppauge, NY 11788.

[2]	The “Fund Complex” consists of the series of the Trust.

The Fund’s Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request by calling toll free 1-866-862-9686.

18

Spectrum Low Volatility Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2014

Interested Trustees and Officers

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address [1] and Age	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Last 5 Years
Catherine Ayers- Rigsby Born: 1948	Trustee, Chairman, President	Indefinite; November 2012 to present	CEO, Advisors Preferred, LLC (investment advisor), Apr. 2011 – present; CEO, Ceros Financial Services, Inc. (broker/dealer), Sept. 2009 – present; CEO, Atcap Partners, LLC (broker/dealer), Mar. 2014 – present; Managing Director, Rydex Financial Services, (broker/dealer) Mar. 2002 – Sept 2009.	8	None
Brian S. Humphrey Born: 1972	Trustee	Indefinite; November 2012 to present	Sales Director, Ceros Financial Services, Inc. (broker/dealer), Jan. 2011 – present; VP Sales, TD Ameritrade, Inc. (broker/dealer), Feb. 2006 – Dec. 2010	8	None
Kevin E. Wolf Born: 1969	Treasurer	Indefinite; November 2012 to present	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); Vice- President, GemCom, LLC (since 2004).	n/a	n/a
Emile Molineaux Born: 1962	Chief Compliance Officer	Indefinite; November 2012 to present	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 - 2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003 - 2011 and Senior Compliance Officer since 2011).	n/a	n/a
Richard Malinowski Born: 1983	Secretary	Indefinite; November 2012 to present	AVP, Legal Admin Gemini Fund Services, LLC, Sept. 2012 – present; Vice President and Manager, BNY Mellon Investment Servicing, Inc., May 2006 – Sept. 2012.	n/a	n/a

[1]	Unless otherwise specified, the address of each Trustee and officer is c/o Advisors Preferred Trust, 80 Arkay Dr., Hauppauge, NY 11788.

19

Approval of Advisory and Sub-Advisory Agreement – Spectrum Low Volatility Fund (Unaudited)

At a meeting held on October 29, 2013, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Spectrum Low Volatility Fund (the “Fund”), a new series of the Trust, and the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Spectrum Financial, Inc. (“Spectrum” or the “Sub-Adviser”).

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from the Adviser’s and Sub-Adviser’s fund-related operations; (g) the Adviser’s and Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (h) information regarding the historical performance record of other mutual funds advised by the Adviser and composite performance returns of separately managed accounts of the Sub-Adviser utilizing a substantially similar strategy to that proposed for the Fund.

In its consideration of the approval of the Advisory Agreement and Sub-Advisory Agreement for the Fund, the Independent Trustees did not identify any single factor as controlling. Matters considered by the Independent Trustees in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser and the materials provided by the Sub-Adviser relating to the Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, respectively. With respect to the nature, extent and quality of services provided by the Adviser, the Independent Trustees reviewed the Adviser’s Form ADV, a description of the manner in which investment decisions are made and executed for the Fund, a description of the services to be provided by the Adviser and those services retained by Sub-Adviser to the Fund, a review of the professional personnel performing services that would perform services for the Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from the Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. In reaching their conclusions, the Trustees considered that the Adviser will delegate day-to-day investment decisions of the Fund to the Sub-Adviser and will generally provide management and operational oversight of the Sub-Adviser. The Trustees then reviewed the description provided by the Adviser of its practices for monitoring compliance with the Fund’s investment limitations and concluded that such practices were adequate. The Trustees noted the Adviser’s commitment to growing its infrastructure and personnel to provide support to sub-advisory trading functions. The Trustees then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund were satisfactory and reliable.

With respect to the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund, the Trustees reviewed materials provided by the Sub-Adviser, including the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions are made and executed, a review of the

20

professional personnel that would perform services for the Fund, the proposed Sub-Advisory Agreement, an overview of the individuals that primarily monitor and execute the investment process, and a certification from Sub-Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

In reaching their conclusions, the Trustees considered that the experience of the Sub-Adviser’s portfolio management team in managing separate accounts using the substantially same investment strategy as that proposed for the Fund. The Trustees noted that the Adviser has worked with affiliates of the Sub-Adviser on other funds for a significant amount of time and the Sub-Adviser’s performance with respect to the management of those funds has been acceptable. The Trustees further considered that the Sub-Adviser has a lengthy track record with the investment strategy to be utilized for the Fund. The Trustees concluded that Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Sub-Adviser to the Fund were satisfactory and reliable.

Performance. The Trustees considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser. The Trustees noted that, although the Adviser does not directly manage the investment decisions of the funds that it advises, the funds advised by the Adviser have generally delivered positive performance, and the Adviser appears to be adequately monitoring the sub-advisers’ adherence to its stated investment objective such that would provide a reasonable basis for considering that the Adviser is carrying out its function appropriately.

With respect to the performance of the Sub-Adviser, the Trustees considered a description of the Fund’s principal investment strategy as utilized by separately managed accounts of the Sub-Adviser, as well as the performance of composite returns of the Sub-Adviser’s proposed investment strategy to the Fund. The Trustees noted that the Sub-Adviser has provided positive investment returns since the inception of the investment strategy in 1996. Based on the information provided, the Trustees concluded that the Sub-Adviser has sufficient expertise to deliver anticipated returns for the Fund.

The Trustees concluded that the represented performance of other funds and accounts advised by the Sub-Adviser and the Adviser’s contribution to the operations of the funds was satisfactory, and that the performance generated by the Adviser and Sub-Adviser would be an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser, respectively, the Trustees discussed a comparison of proposed advisory fees and total operating expense data included in the Board Materials that compared the Fund’s proposed advisory fee and estimated overall expenses compared to Morningstar fund categories comprised of funds that could be compared to the Fund based on similar investment objectives, noting that the Fund does not employ an investment strategy that fully conforms to a single Morningstar investment category (the “Peer Groups”). The Trustees noted that the Adviser proposed to charge an advisory fee of 2.15% of the Fund’s average net assets. The Trustees found that the Fund’s advisory fee was higher than the mean in each Peer Group, and with the exception of funds classified by Morningstar as “multialternative,” the Fund proposed the highest advisory fee. The Trustees considered the amount of the fee in comparison to the Peer Groups and noted that the advisory fee was reasonable in comparison to the investment strategy utilized, the sophistication required to apply the investment strategy, and the long-term performance track record of the sub-adviser. The Trustees further considered the rate of the fee as compared to the Sub-Adviser’s separately managed accounts, and noted that the Fund would provide access to a high-quality investment manager that would otherwise be unavailable to shareholders that did not meet the criteria for a separate account of the Sub-Adviser.

The Trustees further considered the allocation of the advisory fee as between the Adviser and Sub-Adviser. The Trustees noted that of the 2.15% gross advisory fee, the Adviser would be entitled to

21

0.35% and the Sub-Adviser would receive the remaining 1.80%. The Trustees considered the work performed by each of the Adviser and Sub-Adviser, as previously considered by the Trustees, and noted that the Sub-Adviser is responsible for the overall management of the Fund’s portfolio. The Trustees concluded that the allocation of the advisory fee as between the Adviser and Sub-Adviser and the portion retained by each was reasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively.

Profitability. The Board also considered the level of profits that could be expected to accrue to the Adviser and Sub-Adviser, respectively, with respect to the Fund. The Board reviewed profitability analyses prepared for the Adviser and Sub-Adviser based on the estimated assets under management for the Fund’s first year of operations, as well as ancillary or indirect benefits the Adviser may receive from the Fund due to transaction or other fees that affiliates of the Adviser may earn based upon the Adviser’s relationship with the Fund. The Trustees concluded that based on the services provided, the fees were reasonable and that anticipated profits from the Adviser’s and Sub-Adviser’s relationship with the Fund was not excessive.

Economies of Scale. As to the extent that the Fund will realize economies of scale as it grows, the Trustees considered whether the Adviser and Sub-Adviser would realize economies of scale with respect to their management of the Fund. The Trustees reviewed and considered estimated profitability analyses and selected financial information of each of the Adviser and Sub-Adviser, and concluded that for the initial term of the Advisory Agreement and Sub-Advisory Agreement, based on the services to be provided and the projected growth of the Fund, the advisory fees were reasonable and the Adviser and Sub-Adviser’s anticipated profits from its relationship with the Fund were not excessive, but that economies of scale would be revisited as the Fund grows.

Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Fund and its prospective shareholders. In considering the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.

22

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-866-862-9686 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-862-9686.

INVESTMENT ADVISOR

Advisors Preferred, LLC

1445 Research Blvd., Suite 530

Rockville, Maryland 20850

INVESTMENT SUB-ADVISOR

Spectrum Financial, Inc.

2940 N. Lynnhaven Rd. Suite 200

Virginia Beach, VA 23452

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 - $14,000

(b)

Audit-Related Fees

2014 - $0

(c)

Tax Fees

2014 - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2014

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 - $3,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  Vote of security holders is included under item 1.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

     /s/ Catherine Ayers-Rigsby

       Catherine Ayer-Rigsby, President

Date

12/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

             /s/Catherine Ayers-Rigsby

               Catherine Ayers-Rigsby, President

Date

12/5/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/5/14